Changes in Accumulated Other Comprehensive Loss (AOCL) by Component (Parenthetical) (Detail) (CAD) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Sep. 30, 2013	Jun. 30, 2012	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Accumulated Other Comprehensive Income (Loss) [Line Items]
Income tax recovery	(7)	(11)	(250)		(152)		(127)
Net income			875		484		570
Reclassification out of Accumulated Other Comprehensive Income
Accumulated Other Comprehensive Income (Loss) [Line Items]
Amortization of prior service costs			(58)	[1]	2	[1]
Recognition of net actuarial loss			272	[1]	214	[1]
Total before income tax			214		216
Income tax recovery			(57)		(57)
Net income			157		159

[1]	Impacts Compensation and benefits on the Consolidated Statements of Income.